Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
20.	Income Taxes

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2013	2012	2011
United States	$755,921	$854,705	$1,241,465
Foreign	35,202	(1,765)	10,347

	$791,123	$852,940	$1,251,812

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$138,343	$261,552	$329,076
State	223	20,337	1,685
Foreign	10,464	3,199	2,016

Total current	149,030	285,088	332,777

Deferred:
Federal	36,157	(23,052)	55,124
State	(39)	(10,440)	10,400
Foreign	20,446	8,218	(7,473)

Total deferred	56,564	(25,274)	58,051

Total provision for income taxes	$205,594	$259,814	$390,828

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2013	2012	2011
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.02	0.75	0.63
Federal research credit	(0.79)	—	(0.28)
Domestic manufacturing deduction	(1.74)	(3.25)	(2.21)
Equity in losses of foreign joint ventures	1.36	1.43	0.64
Foreign rate differential	(2.35)	0.60	(0.92)
Noncontrolling interests	(4.32)	(3.64)	(2.32)
Out of period correction to deferred taxes	(2.57)	—	—
Other, net	1.38	(0.43)	0.68

Provision for income taxes	25.99%	30.46%	31.22%

The 2013 provision included a $21.3 million out-of-period non-cash gain related to a correction to the deferred tax balances. The out-of-period adjustment did not have a material impact in the current or any previously reported periods.

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Accrued liabilities and reserves	$102,933	$108,287
Allowance for doubtful accounts	19,756	14,212
Inventory	206,826	174,499
Post-retirement benefits	6,268	11,119
Natural gas hedges	—	221
Net operating loss carryforward	12,859	15,033
Tax credit carryforwards	56,185	28,600

Total deferred tax assets	404,827	351,971

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(16,582)	(17,523)
Cumulative translation adjustments	(1,403)	(1,600)
Commodity hedges	(805)	—
Intangibles	(210,791)	(233,413)
Property, plant and equipment	(610,451)	(475,176)

Total deferred tax liabilities	(840,032)	(727,712)

Total net deferred tax liabilities	$(435,205)	$(375,741)

Current deferred tax assets included in other current assets were $255.5 million at December 31, 2013 ($190.4 million at December 31, 2012). Current deferred tax liabilities included in other current liabilities were $14.6 million at December 31, 2013 (none at December 31, 2012). Non-current deferred tax liabilities included in deferred credits and other liabilities were $676.2 million at December 31, 2013 ($566.1 million at December 31, 2012). Nucor paid $64.8 million in net federal, state and foreign income taxes in 2013 ($313.5 million and $322.4 million in 2012 and 2011, respectively).

Cumulative undistributed foreign earnings for which U.S. taxes have not been provided are included in consolidated retained earnings in the amount of $222.4 million at December 31, 2013 ($176.5 million at December 31, 2012). These earnings are considered to be indefinitely reinvested and, accordingly, no provisions for U.S. federal and state income taxes are required. It is not practicable to determine the amount of unrecognized deferred tax liability related to the unremitted earnings.

State net operating loss carryforwards were $824.0 million at December 31, 2013 ($606.4 million at December 31, 2012). If unused, they will expire between 2014 and 2033. Foreign net operating loss carryforwards were $50.5 million at December 31, 2013 ($59.2 million at December 31, 2012). If unused, they will expire between 2027 and 2033.

At December 31, 2013, Nucor had approximately $66.0 million of unrecognized tax benefits, of which $66.3 million would affect Nucor’s effective tax rate, if recognized. At December 31, 2012, Nucor had approximately $80.9 million of unrecognized tax benefits, of which $76.4 million would affect Nucor’s effective tax rate, if recognized.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2013	2012	2011
Balance at beginning of year	$80,862	$80,897	$92,752
Additions based on tax positions related to current year	4,849	9,456	6,733
Reductions based on tax positions related to current year	(55)	(132)	(3,160)
Additions based on tax positions related to prior years	2,307	5,821	937
Reductions based on tax positions related to prior years	(6,248)	(3,296)	(2,169)
Reductions due to settlements with taxing authorities	—	(764)	(958)
Reductions due to statute of limitations lapse	(15,740)	(11,120)	(13,238)

Balance at end of year	$65,975	$80,862	$80,897

We estimate that in the next twelve months, our gross uncertain tax positions, exclusive of interest, could decrease by as much as $13.7 million, as a result of the expiration of the statute of limitations.

During 2013, Nucor recognized $0.9 million of expense in interest and penalties ($2.1 million of expense in 2012 and $3.6 million of expense in 2011). The interest and penalty expense is included in interest expense in the consolidated statements of earnings. As of December 31, 2013, Nucor had approximately $37.2 million of accrued interest and penalties related to uncertain tax positions ($36.4 million at December 31, 2012).

Nucor has concluded U.S. federal income tax matters for years through 2009. The 2010 to 2013 tax years are open to examination by the Internal Revenue Service. In 2011, the Canada Revenue Agency completed an audit examination for the periods 2006 to 2008 for Harris Steel Group Inc. and subsidiaries with immaterial adjustments to the income tax returns. The tax years 2009 through 2013 remain open to examination by other major taxing jurisdictions to which Nucor is subject (primarily Canada and other state and local jurisdictions).